Defiance Leveraged Long + Income MSTR ETF
Schedule of Investments
June 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 8.2%		Par	Value
United States Treasury Note/Bond
4.25%, 10/15/2025		$2,065,000	$2,064,706
3.88%, 01/15/2026 (a)		6,361,000	6,352,887
TOTAL U.S. TREASURY SECURITIES (Cost $8,418,239)			8,417,593

PURCHASED OPTIONS - 7.9%(b)	Notional Amount	Contracts
Call Options - 7.9%			$–
MicroStrategy, Inc. (c)(d)(e)
Expiration: 07/03/2025; Exercise Price: $250.00	$20,211,500	500	7,726,250
Expiration: 07/03/2025; Exercise Price: $422.50	38,523,119	953	155,815
Expiration: 07/03/2025; Exercise Price: $425.00	21,787,997	539	72,496
Expiration: 07/03/2025; Exercise Price: $435.00	37,108,314	918	61,965
Expiration: 07/11/2025; Exercise Price: $450.00	5,659,220	140	27,860
TOTAL PURCHASED OPTIONS (Cost $7,021,000)			8,044,386

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.9%		Shares
Dreyfus Government Cash Management - Institutional Class, 4.18%(f)		5	5
First American Government Obligations Fund - Class X, 4.25%(f)		4,013,801	4,013,801
TOTAL MONEY MARKET FUNDS (Cost $4,013,806)			4,013,806

U.S. TREASURY BILLS - 2.4%		Par
4.19%, 11/06/2025 (a)(g)		$1,168,000	1,150,838
4.01%, 02/19/2026 (g)		1,345,000	1,310,996
TOTAL U.S. TREASURY BILLS (Cost $2,461,972)			2,461,834

TOTAL INVESTMENTS - 22.4% (Cost $21,915,017)			22,937,619
Other Assets in Excess of Liabilities - 77.6%			79,609,861
TOTAL NET ASSETS - 100.0%			$102,547,480
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of June 30, 2025 is $6,576,065.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2025.
(g)	The rate shown is the annualized yield as of June 30, 2025.

Defiance Leveraged Long + Income MSTR ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

WRITTEN OPTIONS - (1.9)%	Notional Amount	Contracts	Value
Call Options - (1.9)%
MicroStrategy, Inc. (a)(b)
Expiration: 07/03/2025; Exercise Price: $397.50	$(38,523,119)	(953)	$(995,885)
Expiration: 07/03/2025; Exercise Price: $402.50	(21,787,997)	(539)	(401,555)
Expiration: 07/03/2025; Exercise Price: $410.00	(37,108,314)	(918)	(394,740)
Expiration: 07/11/2025; Exercise Price: $412.50	(2,829,610)	(70)	(63,000)
Expiration: 07/11/2025; Exercise Price: $415.00	(2,829,610)	(70)	(56,700)
TOTAL WRITTEN OPTIONS (Premiums received $1,285,337)			$(1,911,880)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Defiance Leveraged Long + Income MSTR ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MicroStrategy, Inc.	Clear Street LLC	Receive	OBFR + 17.00%	Termination(a)	08/04/2026	$2,526,860	$100,635
MicroStrategy, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 15.00%	Monthly(b)	05/25/2026	183,202,695	-
Net Unrealized Appreciation (Depreciation)							$100,635

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.

(a) Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination but also periodically throughout the term.
(b) Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Defiance Leveraged Long + Income MSTR ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$8,417,593	$–	$8,417,593
Purchased Options	–	8,044,386	–	8,044,386
Money Market Funds	4,013,806	–	–	4,013,806
U.S. Treasury Bills	–	2,461,834	–	2,461,834
Total Investments	$4,013,806	$18,923,813	$–	$22,937,619

Other Financial Instruments:
Total Return Swaps*	$–	$100,635	$–	$100,635
Total Other Financial Instruments	$–	$100,635	$–	$100,635

Liabilities:
Investments:
Written Options	$–	$(1,911,880)	$–	$(1,911,880)
Total Investments	$–	$(1,911,880)	$–	$(1,911,880)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.